Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 22, 2021	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Repayments of debt		$ 4,100	$ 0	$ 4,134	$ 4,134	$ 4,134	$ 0	$ 0
Stock shares issued during the period for consideration other than cash shares						5,132,289	5,953,515
Subsequent Event
Subsequent Event [Line Items]
Repayments of debt		$ 4,100
Subsequent Event | Wabash Valley Resources LLC
Subsequent Event [Line Items]
Equity method investment, ownership percentage	20.00%
Payment to acquire membership interests in limited liability company	$ 25,000
Stock shares issued during the period for consideration other than cash value	$ 25,000
Share price	$ 14.86
Stock shares issued during the period for consideration other than cash shares	1,682,367
Number of trading days for determining the average share price	30 days
Purchase price per share of equity method investments	$ 14.86
Subsequent Event | Wabash Valley Resources LLC | Black Out Period One
Subsequent Event [Line Items]
Stock trading window black out period	90 days
Subsequent Event | Wabash Valley Resources LLC | Black Out Period Two
Subsequent Event [Line Items]
Stock trading window black out period	1 year